Foxo Life Insurance Company (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Foxo Life Insurance Company (Details) [Line Items]
Statutory capital	$ 5,002	$ 5,000
Cash		1,092
Amount earned	51	362	$ 108
Claims incurred	251	1,349	523
Authorized	4,751	62	65
Purchase consideration		1,155
Fair value		$ 63
Reinsure policies percentage		100.00%
Reinsured business percentage		100.00%
Policy reserves		$ 18,573	19,463
Statutory capital and surplus		$ 5,000
Risk-based capital percentage		301.00%
Reinsured by the seller		100.00%
Reinsured by the seller		$ 105	29
Traditional life reserves		14,246	$ 14,746
FOXO Life Insurance Company [Member]
Foxo Life Insurance Company (Details) [Line Items]
Cash	$ 200	100
Acquisition-related Costs [Member]
Foxo Life Insurance Company (Details) [Line Items]
Statutory capital		$ 1,092